Share-Based Compensation Plans Narrative (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010	Dec. 31, 2009 years	Mar. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Key Employees [Member]	Dec. 31, 2011 Stock Options Key Employees [Member]	Dec. 31, 2011 Stock Options Bonus [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Number of Shares Authorized under Stock Incentive Plan	27,100,000
Number of Shares Available for Grant under Stock Incentive Plan	6,600,000
Share-based compensation expense	$ 19,006,000		$ 19,124,000	$ 18,775,000
Deferred Tax Benefit from Share-based Compensation	7,100,000		7,200,000	7,100,000
Nonvested Awards, Total Compensation Cost Not yet Recognized	66,000,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	6
Award Requisite Service Period					3		10	10	0	3	10
Restricted Stock Vested Period										5 years	10 years
Restricted Stock Granted in Period	1,011,876	[1]	897,379	1,155,136	456,876		555,000
Restricted Stock Granted in Period, Weighted Average Grant Date Fair Value	$ 19.97	[1]	$ 22.97	$ 20.41
Restricted Stock, Vested in Period, Total Fair Value	15,400,000		12,200,000	6,800,000
Stock Options Exercise Period, Years						10		1
Number of Shares of Common Stock Able To Be Purchased For Each Exercised Stock Option	1
Stock Options, Exercises in Period	603,418		486,150	345,275
Stock Options, Exercises in Period, Total Intrinsic Value	$ 1,200,000		$ 2,300,000	$ 4,000,000
Options, Granted In Period	0		0	12,000
Stock Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 3.38
Stock Options, Fair Value Assumptions, Expected Dividend Rate				4.07%
Stock Options, Fair Value Assumptions, Expected Volatility Rate				24.90%
Stock Options, Fair Value Assumptions, Risk Free Interest Rate				1.89%
Stock Options, Fair Value Assumptions, Expected Term				5

[1]	1During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.